Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,038	$ 6,630
Funds receivable from debt financing and unissued capital		38,950
Income tax and tax incentives recoverable	1,525	3,305
Other receivables	134	615
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	40	81
Other recoverable taxes (Goods and services tax and value-added tax)	43	53
Interest receivables	7	11
Trade and other receivables	$ 3,508	$ 50,366